Investment in Affiliate	12 Months Ended
Mar. 31, 2011
Investment in Affiliate
Investment in Affiliate

3.    Investment in Affiliate

The carrying amounts of investment in affiliate as of March 31, 2010 and 2011 were ¥2,146 million and ¥2,131 million ($25,628 thousand), respectively.

At March 31, 2009, 2010 and 2011, KONAMI held an investment in affiliate as follows:

	Description of business	Acquisition Date	Ownership %
			2009	2010	2011
Resort Solution Co., Ltd. ("Resort Solution")	Management of resort facilities	March 2006	20.4%	20.4%	20.4%

Resort Solution purchased and retired 1,000 thousand shares of treasury stock for the year ended March 31, 2009.

Summarized financial information for the affiliated company accounted for by the equity method is presented below:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Financial Position:
Property and equipment, net	¥17,534	¥16,368	$196,849
Other assets, net	12,621	13,077	157,270

Total assets	¥30,155	¥29,445	$354,119

Debt	¥5,570	¥7,136	$85,821
Other liabilities	16,082	13,754	165,412
Noncontrolling interest	29	32	385
Total Resort Solution stockholders' equity	8,474	8,523	102,501

Total liabilities and equity	¥30,155	¥29,445	$354,119

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Operations:
Revenues	¥25,281	¥22,807	¥19,961	$240,060
Cost of revenues	13,170	10,988	9,403	113,085
Selling, general and administrative expenses	11,169	11,114	10,430	125,436

Operating income	942	705	128	1,539
Interest expense, net	(83)	(116)	(122)	(1,467)
Other, net	(301)	(65)	321	3,861

Net income	¥558	¥524	¥327	$3,933

The difference between the amount at which an investment is carried and the amount of underlying equity in net assets represents mainly intangible assets recognized at the Company.

During the year ended March 31, 2009, the Company evaluated the recoverability of its investment in affiliate and determined that the decline in value of the investment in Resort Solution was other than temporary. Accordingly, the Company recorded a ¥4,347 million of pre-tax impairment charge. The impairment charge was included in equity in net income (loss) of affiliated company in the consolidated statement of income.

The Company's shares of undistributed earnings of the affiliate included in the consolidated retained earnings were earnings of nil as of March 31, 2010 and 2011.

The investment in Resort Solution with a carrying amount of ¥2,146 million and ¥2,131 million ($25,628 thousand) as of March 31, 2010 and 2011, respectively, was traded on established markets and was quoted at a market value of ¥1,937 million and ¥1,507 million ($18,124 thousand) as of March 31, 2010 and 2011, respectively.